UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [ ]; Amendment No.:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Rho Capital Partners, Inc.
Address: 152 West 57th Street
         23rd Floor
         New York, New York 10019

13F File Number:  28-5883

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter E. Kalkanis

Title:  Chief Financial Officer

Phone:  212-751-6677


/s/ Peter E. Kalkanis      New York, New York   Dated:  May 15, 2002



Report Type (Check only one.):

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                            FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     32

Form 13F Information Table Value Total:     $111,803
                                           (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



       NONE




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                                                  FORM 13F INFORMATION TABLE



                                                        Value     Shares/   Sh/   Put/  Invstmt   Other     Voting Authority
    Name of Issuer     Title of Class      CUSIP      (x$1000)    PrnAmt    Prn   Call  Discretn  Managers   Sole  Shared None



3-D PHARMACEUTICALS    COM      88554W104     17,516  2,564,579     SH             Sole           2,564,579
ACTIVE POWER INC       COM      00504W100      4,514    771,669     SH             Sole             771,669
AIRSPAN NETWORKS INC   COM      00950H102      3,005  1,510,253     SH             Sole           1,510,253
AVANT IMMUNOTHER       COM      053491106      1,557    899,954     SH             Sole             899,954
BIOTRANSPLANT INC      COM      09066Y107      4,349    828,466     SH             Sole             828,466
CAPSTONE TURBINE CORP  COM      14067D102      6,743  2,068,253     SH             Sole           2,068,253
CISCO SYS INC          COM      17275R102        171     10,107     SH             Sole              10,107
COMMERCE ONE INC DEL   COM      200693109      1,556    997,274     SH             Sole             997,274
CORVIS CORP            COM      221009103          1        500     SH             Sole                 500
CYBERONICS INC         COM      23251P102     17,225  1,077,239     SH             Sole           1,077,239
DIACRIN INC            COM      25243N103      2,966  1,694,867     SH             Sole           1,694,867
DIAMONDS TR        UNIT SER 1   252787106        415      4,000     SH             Sole               4,000
DIVERSA CORP           COM      255064107     20,817  1,639,153     SH             Sole           1,639,153
DYAX CORP              COM      26746E103      1,047    284,616     SH             Sole             284,616
FIDELITY NTL SOLUTNS   COM      31620P109        709     33,542     SH             Sole              33,542
GENAERA CORP           COM      36867G100        835    261,890     SH             Sole             261,890
GENZYME-BIOSURGERY     COM      372917708        176     25,801     SH             Sole              25,801
GENZYME CORP           COM      372917104        223      5,098     SH             Sole               5,098
GENZYME-MOLECULAR      COM      372917500        669    115,265     SH             Sole             115,265
ISHARES TR      DJ US TECH SEC  464287721        486      9,800     SH             Sole               9,800
IVILLAGE INC           COM      46588H105      4,532  1,672,319     SH             Sole           1,672,319
KANA SOFTWARE INC      COM      483600102        191     10,586     SH             Sole              10,586
LUCENT TECHNLOGIES     COM      549463107      1,904    402,614     SH             Sole             402,614
MEMBERWORKS INC        COM      586002107      2,369    125,149     SH             Sole             125,149
MILLENNIUM PHARMACTLS  COM      599902103        385     17,258     SH             Sole              17,258
MISSION RESOURCES CORP COM      605109107      4,070  1,334,409     SH             Sole           1,334,409
MUSICMAKER COM INC     COM      62757C207        313    166,315     SH             Sole             166,315
ONESOURCE INFO SVCS    COM      68272J106      2,683    368,065     SH             Sole             368,065
QUOVADX INC            COM      74913K106        521     62,686     SH             Sole              62,686
SILICON LABORATORIES   COM      826919102      1,783     50,476     SH             Sole              50,476
VERSICOR INC           COM      925314106      7,580    419,230     SH             Sole             419,230
VIROPHARMA INC         COM      928241108        492     96,644     SH             Sole              96,644

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